Schedule of Effects of Reinsurance on Contract Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effects of Reinsurance [Line Items]
Direct contract benefits	$ 272,200	$ 248,008	$ 237,998
Contract benefits, net of reinsurance	259,013	237,578	230,493
Non-affiliate
Effects of Reinsurance [Line Items]
Assumed contract benefits	500	586	550
Ceded contract benefits	(11,333)	(10,961)	(7,173)
Affiliate
Effects of Reinsurance [Line Items]
Ceded contract benefits	$ (2,354)	$ (55)	$ (882)